Income taxes - Components of (Provision for) Benefit from Income Taxes (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Netherlands	€ 3,574.6	€ 2,441.2	€ 2,602.0
Foreign	442.0	324.6	335.0
Income before income taxes	4,016.6	2,765.8	2,937.0
Income tax expense current	(407.7)	(305.5)	(433.5)
Income tax expense deferred	1.4	74.8	9.7
Income tax expense Netherlands	(406.3)	(230.7)	(423.8)
Income tax expense current	(375.3)	(118.4)	(210.1)
Income tax expense deferred	230.1	157.4	282.3
Income tax expense Foreign	(145.2)	39.0	72.2
Total income tax expense current	(783.0)	(423.9)	(643.5)
Total income tax expense deferred	231.5	232.2	291.9
Total income tax expense	€ (551.5)	€ (191.7)	€ (351.6)